Statements of Stockholders’ Equity - USD ($)	Common Stock	Retained Earnings	Total
Balance at Dec. 31, 2018	$ 100	$ 208,611	$ 208,711
Balance (in Shares) at Dec. 31, 2018	10,000,000
Net Earnings		389,863	389,863
Balance at Dec. 31, 2019	$ 100	598,474	598,574
Balance (in Shares) at Dec. 31, 2019	10,000,000
Net Earnings		707,444	707,444
Balance at Mar. 31, 2020	$ 100	1,305,918	1,306,018
Balance (in Shares) at Mar. 31, 2020	10,000,000
Balance at Dec. 31, 2019	$ 100	598,474	598,574
Balance (in Shares) at Dec. 31, 2019	10,000,000
Net Earnings			1,547,418
Balance at Sep. 30, 2020	$ 100	2,145,892	2,145,992
Balance (in Shares) at Sep. 30, 2020	10,000,000
Balance at Dec. 31, 2019	$ 100	598,474	598,574
Balance (in Shares) at Dec. 31, 2019	10,000,000
Net Earnings		1,029,180	1,029,180
Balance at Dec. 31, 2020	$ 100	1,627,654	1,627,754
Balance (in Shares) at Dec. 31, 2020	10,000,000
Balance at Mar. 31, 2020	$ 100	1,305,918	1,306,018
Balance (in Shares) at Mar. 31, 2020	10,000,000
Net Earnings		1,070,993	1,070,993
Balance at Jun. 30, 2020	$ 100	2,376,911	2,377,011
Balance (in Shares) at Jun. 30, 2020	10,000,000
Net Earnings		(231,019)	(231,019)
Balance at Sep. 30, 2020	$ 100	2,145,892	2,145,992
Balance (in Shares) at Sep. 30, 2020	10,000,000
Balance at Dec. 31, 2020	$ 100	1,627,654	1,627,754
Balance (in Shares) at Dec. 31, 2020	10,000,000
Net Earnings		(290,084)	(290,084)
Balance at Mar. 31, 2021	$ 100	1,337,570	1,337,670
Balance (in Shares) at Mar. 31, 2021	10,000,000
Balance at Dec. 31, 2020	$ 100	1,627,654	1,627,754
Balance (in Shares) at Dec. 31, 2020	10,000,000
Net Earnings			264,895
Balance at Sep. 30, 2021	$ 100	1,892,549	1,892,649
Balance (in Shares) at Sep. 30, 2021	10,000,000
Balance at Mar. 31, 2021	$ 100	1,337,570	1,337,670
Balance (in Shares) at Mar. 31, 2021	10,000,000
Net Earnings		(168,889)	(168,889)
Balance at Jun. 30, 2021	$ 100	1,168,681	1,168,781
Balance (in Shares) at Jun. 30, 2021	10,000,000
Net Earnings		723,868	723,868
Balance at Sep. 30, 2021	$ 100	$ 1,892,549	$ 1,892,649
Balance (in Shares) at Sep. 30, 2021	10,000,000